Lease Liabilities - Summary of future minimum lease payments (Detail) - CAD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received	$ 63,110	$ 68,498
Imputed interest	10,030	11,273
Short Term Leases	113	165
Low-value leases	6	46
Lease liabilities	52,961	57,014	$ 61,926	$ 67,000
2022
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received	7,733	15,448
2023
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received	12,006	11,167
2024
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received	8,852	8,192
2025
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received	6,738	6,313
2026
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received	4,870	4,561
Thereafter
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received	$ 22,911	$ 22,817